Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other assets [Abstract]
Foreign exchange transactions	[1],[2]	R$ 17,279,327	R$ 17,455,821
Debtors for guarantee deposits	[1],[3]	17,840,698	16,372,044
Negotiation and intermediation of securities	[1]	1,741,524	1,954,484
Trade and credit receivables	[1]	3,016,225	1,813,144
Deferred acquisition cost (insurance) - Note 35f		1,070,108	1,750,244	R$ 1,945,238
Other debtors		3,736,743	2,781,206
Prepaid expenses		1,244,602	1,324,362
Income receivable	[1]	1,841,709	1,575,698
Interbank and interdepartmental accounts		1,480,291	949,730
Other	[4]	1,602,760	1,193,637
Total		R$ 50,853,987	R$ 47,170,370

[1]	Financial assets are recorded at amortized cost.
[2]	Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution's domestic currency, resulting from exchange sale operations;
[3]	Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
[4]	Includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed; and